Income Taxes - Net Deferred Tax Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Deferred tax assets:
Net operating loss carryforwards	$ 132,075	$ 44,583
Stock-based compensation	12,311	7,538
Accrued compensation	4,170	2,337
Transaction costs	416	0
Research and development credits	7,285	4,667
Deferred rent	1,443	493
Unearned revenue	145	186
Deferred employer taxes	932	1,050
Interest expense	372	479
Property and equipment	608	0
Obsolete inventory reserve	655	0
Other	51	23
Gross deferred tax assets	160,463	61,356
Valuation allowance	(155,668)	(58,264)
Total deferred tax assets	4,795	3,092
Deferred tax liabilities:
Property and equipment	0	(685)
Capitalized software	(4,795)	(2,407)
Total deferred tax liabilities	(4,795)	(3,092)
Net deferred tax assets	$ 0	$ 0